Related Parties - Schedule of Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Line Items]
Sales Revenue	$ 14,105	$ 12,223	$ 28,745	$ 26,166	$ 58,200	$ 47,630	[1]
Interest Income					451
Expenses, Fees paid to directors and officers	477	388	836	777	1,871	1,327
Expenses, Payments to other related parties	720	396	1,433	865	3,036	3,549
Current Assets, Due From related parties	36,953		36,953		28,073	28,564
Long term payment agreement from VS	1,688		1,688		2,536	4,220
Investments					64	84
Liabilities, Due to related parties	1,991		1,991		1,283	1,999
ES Windows LLC [Member]
Related Party Transactions [Line Items]
Sales Revenue	12,645	11,027	24,314	22,898
Current Assets, Due From related parties	24,778		24,778		17,887	13,814
Ventanas Solar SA [Member]
Related Party Transactions [Line Items]
Sales Revenue	1,257	1,553	3,946	2,599
Current Assets, Due From related parties	8,913		8,913		6,895	7,979
Sales to Other Related Parties [Member]
Related Party Transactions [Line Items]
Sales Revenue	203	$ (357)	485	$ 669
Union Temporal ESW [Member]
Related Party Transactions [Line Items]
Current Assets, Due From related parties						2,001
Related Parties,Other [Member]
Related Party Transactions [Line Items]
Current Assets, Due from other related parties	$ 3,262		$ 3,262		$ 3,291	$ 4,770

[1]	Related party revenue - In accordance with Rule 4-08 (k) of Regulation S-X related party revenue should be presented in the statements of operations and other comprehensive income. These amounts were included as part of total Operating Revenues in 2014. Related party revenue has now been separately presented in the consolidated statements of operations and comprehensive income.